Other current and non-current assets	12 Months Ended
Dec. 31, 2020
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Other current and non-current assets
13.	Other current and non-current assets

	December 31, 2020	December 31, 2019
Other current assets
Prepayments and advances	4,428	2,930
Input, recoverable and deferred VAT and other taxes recoverable	3,875	3,970
Other current assets	120	82

Total prepayments and other current assets	8,423	6,982

	December 31, 2020	December 31, 2019
Other non-current assets
Deferred assets from sale and lease back	176	208
Other non-current assets	435	345

Total other non-current assets	611	553

Generally in Russia, VAT related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred on purchases may be reclaimed, subject to certain restrictions, against VAT related to sales.